Changes in accounting policies - Disclosure of the Balance Sheet as a Result of the Retrospective Application of IFRS 17 (Detail) - CAD ($) $ in Millions	Apr. 30, 2024	Oct. 31, 2023 [1]	Oct. 31, 2022
Disclosure of initial application of standards or interpretations [line items]
Deferred tax assets	$ 669	$ 647	$ 500
Other assets	29,214	27,659	35,153
Liabilities and equity
Other liabilities	28,280	26,653	28,104
Retained earnings	$ 31,990	$ 30,352	28,767
Increase (decrease) due to changes in accounting policy [member] | IFRS 17 [member]
Disclosure of initial application of standards or interpretations [line items]
Deferred tax assets			20
Other assets			(44)
Liabilities and equity
Other liabilities			32
Retained earnings			(56)
Previously stated [member]
Disclosure of initial application of standards or interpretations [line items]
Deferred tax assets			480
Other assets			35,197
Liabilities and equity
Other liabilities			28,072
Retained earnings			$ 28,823

[1]	Certain comparative amounts have been restated to reflect the adoption of IFRS 17 in the first quarter of 2024. See Note 1 to the interim consolidated financial statements for additional details.